Other Current Liabilities and Accrued Expenses (Details) - Schedule of Other Current Liabilities and Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 1,180	$ 1,113
Accrued commissions	1,740	2,454
Accrued expenses	6,620	3,262
Total	$ 9,540	$ 6,829